                                   BB&T FUNDS

                        SUPPLEMENT DATED JANUARY 30, 2007
             TO THE CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2006.

REORGANIZATION OF THE BB&T LARGE CAP GROWTH FUND ("LARGE CAP GROWTH FUND") WITH AND INTO THE BB&T LARGE CAP FUND ("LARGE CAP FUND").

Effective January 29, 2007, the Large Cap Growth Fund was merged with and into the Large Cap Fund. Shareholders of the Large Cap Growth Fund were issued shares of the Large Cap Fund in exchange for their Large Cap Growth Fund shares. Shares of the Large Cap Growth Fund are no longer available for investment. Shares of the Large Cap Fund continue to be available for investment.

Please contact your financial advisor or BB&T Funds at 1-800-228-1872 if you have any questions.

               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE

BBT-SP-R4 0107

                                   BB&T FUNDS

                        SUPPLEMENT DATED JANUARY 30, 2007
                     TO THE INSTITUTIONAL SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2006,
                            AS AMENDED MAY 30, 2006.

REORGANIZATION OF THE BB&T LARGE CAP GROWTH FUND ("LARGE CAP GROWTH FUND") WITH AND INTO THE BB&T LARGE CAP FUND ("LARGE CAP FUND").

Effective January 29, 2007, the Large Cap Growth Fund was merged with and into the Large Cap Fund. Shareholders of the Large Cap Growth Fund were issued shares of the Large Cap Fund in exchange for their Large Cap Growth Fund shares. Shares of the Large Cap Growth Fund are no longer available for investment. Shares of the Large Cap Fund continue to be available for investment.

Please contact your financial advisor or BB&T Funds at 1-800-228-1872 if you have any questions.

               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE

BBT-SP-I4 0107